UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 028-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:

/s/ Qais Zakaria           London, United Kingdom           April 21, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $605,295

                                         (thousands)


List of Other Included Managers:

No.              Form 13F                                           File Number

1                The Nomad Investment Partnership L.P.              28-12449



                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2    COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6         COLUMN 7       COLUMN 8

                              TITLE                     VALUE     SHRS OR   SH/ PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS     CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION       MANAGERS  SOLE  SHARED   NONE
--------------                --------     -----       --------   -------   --- ----  ----------       --------  ----  ------   ----
COSTCO WHSL CORP NEW          COM          22160K105    72587      990000   SH        SHARED-DEFINED   1         0      990000  0
AMAZON COM INC                COM          023135106   352154     1955000   SH        SHARED-DEFINED   1         0     1955000  0
LIBERTY GLOBAL INC            COM SER A    530555101    62115     1500000   SH        SHARED-DEFINED   1         0     1500000  0
BROOKFIELD HOMES CORP         COM          112723101     6251      665000   SH        SHARED-DEFINED   1         0      665000  0
BERKSHIRE HATHAWAY INC DEL    CL A         084670108    56385         450   SH        SHARED-DEFINED   1         0         450  0
MOHAWK INDS INC               COM          608190104    25683      420000   SH        SHARED-DEFINED   1         0      420000  0
M D C HLDGS INC               COM          552676108    12675      500000   SH        SHARED-DEFINED   1         0      500000  0
U S G CORP                    COM NEW      903293405     5831      350000   SH        SHARED-DEFINED   1         0      350000  0
CB RICHARD ELLIS GROUP INC    CL A         12497T101    11615      435000   SH        SHARED-DEFINED   1         0      435000  0



SK 00468 0164 1187625